File No. 333-62166
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933

                                                                 October 1, 2017


                         PIONEER GLOBAL HIGH YIELD FUND


                SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2017


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Andrew Feltus (lead portfolio manager), Senior
                       Vice President and Co-Director of High Yield of
                       Amundi Pioneer (portfolio manager of the fund
                       since 2001); Tracy Wright, Senior Vice
                       President of Amundi Pioneer (portfolio manager
                       of the fund since 2007); and Kenneth
                       Monaghan, Co-Director of High Yield of Amundi
                       Pioneer (portfolio manager of the fund since
                       2017)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Andrew Feltus (lead portfolio manager), Tracy Wright, and Kenneth Monaghan. Mr. Feltus, Ms. Wright and Mr. Monaghan are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates. Mr. Feltus, Senior Vice President and Co-Director of High Yield of Amundi Pioneer, joined Amundi Pioneer in 1994 and has served as a portfolio manager of the fund since 2001. Ms. Wright, a Senior Vice President, joined Amundi Pioneer in 2004 as an analyst and has served as portfolio manager of the fund since 2007. Mr. Monaghan is Co-Director of High Yield of Amundi Pioneer and Managing Director of Amundi Smith Breeden, and has served as portfolio manager of the fund since 2017. Prior to joining Amundi Smith Breeden in 2014, Mr. Monaghan was Partner and Portfolio Manager at Rogge Global Partners from 2008 to 2014 where he was responsible for U.S. High Yield and was an integral part of Rogge's Global High Yield strategy.













                                                                   30519-00-1017
                                (Copyright)2017 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                 October 1, 2017


                         PIONEER GLOBAL HIGH YIELD FUND


            SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MARCH 1, 2017


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Andrew Feltus (lead portfolio manager), Senior
                       Vice President and Co-Director of High Yield of
                       Amundi Pioneer (portfolio manager of the fund
                       since 2001); Tracy Wright, Senior Vice
                       President of Amundi Pioneer (portfolio manager
                       of the fund since 2007); and Kenneth
                       Monaghan, Co-Director of High Yield of Amundi
                       Pioneer (portfolio manager of the fund since
                       2017)

                                                                   30523-00-1017
                                (Copyright)2017 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC